Non-current provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Non-current provisions and other non-current liabilities
Schedule of development of non-current provisions

Development of non-current provisions
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Utilized	Reversed	Additions	Reclassifications	December 31, 2017
Personnel expenses	59,899	6,243	2,516	(2,420)	(334)	40,084	(5,514)	100,474
Medical malpractice	40,399	(5,311)	—	—	—	7,237	—	42,325
Other non-current provisions	10,301	(648)	1	(358)	(52)	1,764	—	11,008

Non-current provisions	110,599	284	2,517	(2,778)	(386)	49,085	(5,514)	153,807